UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Currency translation adjustments, tax	$ 0	$ 0
Change in unrealized loss from available-for-sale securities, tax	$ 0	$ 0